Borrowings (Details 1) - ARS ($) $ in Millions	Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Principal	$ 416,543		$ 472,668
Do not accrue interest	2,264		4,764
Finance lease obligations			366
Borrowings	418,807	[1]	477,798	[1]	$ 488,156
Less than one year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Principal	96,414		75,709
Do not accrue interest	1,962		4,329
Between 1 And 2 Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Principal	64,197		64,202
Do not accrue interest	76		56
Between 2 And 3 Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Principal	110,333		48,517
Do not accrue interest	89		54
Between 3 And 4 Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Principal	35,896		109,928
Do not accrue interest	28		254
Between 4 And 5 Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Principal	32,328		41,489
Do not accrue interest	44
More Than 5 Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Principal	77,375		103,017
Do not accrue interest	$ 65		$ 44

[1]	Includes Ps. 311,674 and Ps. 393,641 as of June 30, 2020 and 2019, respectively, corresponding to the Operations Center in Israel.